Consolidated Balance Sheets (Parenthetical) - USD ($)	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016
Accumulated depreciation	$ 287,900	$ 265,234	$ 169,396
Notes payable, discount		743,282
Convertible debentures, discount	$ 6,315	$ 10,914
STOCKHOLDERS' DEFICIT
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	4,807,942	4,707,942	1,851,201
Common stock, shares outstanding	4,807,942	4,707,942	1,851,201
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, par value	$ 0.0001	$ 0.0001	$ .0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	874,257	874,257	874,257
Preferred stock, shares outstanding	874,257	874,257	874,257
Series A-2 Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	70,541	70,541	0
Preferred stock, shares outstanding	70,541	70,541	0
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000	1,000	1,000
Preferred stock, shares issued	217	213	659
Preferred stock, shares outstanding	217	213	659